Summary of Significant Accounting Policies - Recently Issued Accounting Standards (Detail) - USD ($) $ in Millions			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change		$ (47)				$ (31)
Accounting Standards Update 2017-07 [Member] | Costs and Expenses [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non-service cost component of net periodic benefit cost			$ 107	$ 225
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change		47
Accounting Standards Update 2018-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change	[1]	(73)
Reclassification from AOCI to retained earnings		73
Accounting Standards Update 2018-02 [Member] | State tax impact [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification from AOCI to retained earnings		$ 2
Accounting Standards Update 2016-02 [Member] | Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets					$ 600
Lease liabilities					$ 600

[1]	Beginning January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. See Note 1—Summary of Significant Accounting Policies in the Notes to Consolidated Financial Statements for further information.